Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 USD ($)
Statement [Line Items]
Beginning Balance | ₨		₨ 3,854
Credits and payments | ₨		(3,309)
Ending Balance | ₨		3,493			₨ 3,854
Chargebacks [Member]
Statement [Line Items]
Beginning Balance			$ 156			$ 128		$ 170
Current provisions relating to sales during the year			1,702	[1]		1,468	[2]	1,415
Provisions and adjustments relating to sales in prior years	[3]
Credits and payments	[4]		(1,656)			(1,440)		(1,457)
Ending Balance			202			156		128
Rebates [Member]
Statement [Line Items]
Beginning Balance			80			92		161
Current provisions relating to sales during the year			245	[1]		319	[2]	461
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(247)			(331)		(530)
Ending Balance			78			80		92
Medicaid [Member]
Statement [Line Items]
Beginning Balance			11			11		12
Current provisions relating to sales during the year			21	[1]		20	[2]	18
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(19)			(20)		(19)
Ending Balance			13			11		11
Refund Liability [Member]
Statement [Line Items]
Beginning Balance	[5]		24			30		28
Current provisions relating to sales during the year	[5]		15	[1]		21	[2]	29
Provisions and adjustments relating to sales in prior years	[5]		0			0		0
Credits and payments		₨ (3,309)	(20)	[5]	₨ (3,224)	(27)	[5]	(27)	[5]
Ending Balance	[5]		$ 19			$ 24		$ 30

[1]	Chargebacks provisions and payments for the year ended March 31, 2021 were each higher as compared to the year ended March 31, 2020, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebates provisions and payments for the year ended March 31, 2021 were each lower as compared to the year ended March 31, 2020, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products and also due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products, which were partially off-set by higher sales volumes during the year ended March 31, 2021 as compared to the year ended March 31, 2020.
[2]	Chargebacks provisions for the year ended March 31, 2020 were higher compared to the year ended March 31, 2019, primarily as a result of higher sales volumes, which were partially offset due to a lower pricing rates per unit for chargebacks. Such lower pricing was primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s products. The chargebacks payments for the year ended March 31, 2020 were lower compared to the year ended March 31, 2019, primarily as a result of higher pending chargebacks claims at March 31, 2020 as compared to March 31, 2019. The rebates provisions and the payments for the year ended March 31, 2020 were each lower as compared to the year ended March 31, 2019, primarily as a result of lower pricing rates per unit for rebates, due to a reduction in the invoice price to wholesalers for certain of the Company’s products, which were partially offset by higher sales volumes during the year ended March 31, 2020 as compared to the year ended March 31, 2019.
[3]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.3 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[4]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, medicaid payments or refund liability.
[5]	The Company’s overall refund liability as of March 31, 2021 relating to its North America Generics business was U.S.$19, as compared to a liability of U.S.$24 as of March 31, 2020. This decrease in the Company’s liability was primarily attributable to a lower refund liability allowance for the year ended March 31, 2021 as compared to the year ended March 31, 2020. Such allowance change was primarily due to certain product mix changes and recent trends in actual sales returns, together with the Company’s historical experience and also the price reduction for certain products resulting into lower refund liability to be carried.